Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
8 .	GOODWILL

Amounts
Balance, as of December 31, 2023	—
Acquisition (Note 3)	136,250

Balance, as of December 31, 2024	136,250

To assess potential impairment of goodwill, the Group performed an assessment of the carrying value of the reporting units at least on an annual basis or when events occur or circumstances change that would more likely than not reduce the estimated fair value of the reporting units below its carrying value. As of December 31, 2024, the Group assessed qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Group considered primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the Group’s qualitative assessment, it is not more likely than not that the fair value of the reporting unit is less than the carrying amount, the quantitative impairment test is not performed.